SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

1)     EGM

The company held an extraordinary general meeting (EGM) of shareholders of Ambow Education Holding Ltd on March 5, 2015 at the Marina Mandarin Hotel Singapore, 6 Raffles Boulevard, Marina Square, Singapore 039594. The result of the EGM is:

a.	to increase the authorized share capital of the Company from US$125 divided into 1,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0001 each, 200,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0001 each and 50,000,000 Preferred Shares of a nominal or par value of US$0.0001 to US$145 divided into 1,200,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0001 each, 200,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0001 each and 50,000,000 Preferred Shares of a nominal or par value of US$0.0001.
There were 789,685,690 votes for the proposal, 780,020 votes against the proposal and 2,240 abstain the proposal.

b.	to approve and adopt the Fifth Amended and Restated Memorandum of Association and Articles of Association of the Company.
There were 789,704,706 votes for the proposal, 654,672 votes against the proposal and 108,572 abstain the proposal.

2)    Conversion of Class B Ordinary Shares to Class A Ordinary Shares

On January 21, 2015, Spin-Rich Ltd., a British Virgin Islands company that is wholly owned by Dr. Jin Huang, converted all of its 12,600,000 Class B Ordinary Shares into Class A Ordinary Shares on a one for one basis. Prior to the conversion, the holders of Class A Ordinary Shares and Class B Ordinary Shares voted together on all matters submitted to a vote and each Class B Ordinary Share was entitled to ten (10) votes. As an affiliate of Spin-Rich, Ltd., upon the conversion of Spin-Rich, Ltd.'s Class B Ordinary Shares, Dr. Huang's ownership of Class B Ordinary Shares was reduced below 5%. As a result, in accordance with the Company's Memorandum & Articles of Association, all of the outstanding Class B Ordinary Shares held by shareholders other than Spin-Rich, Ltd., were automatically converted into Class A Ordinary shares on a one-for-one basis. As a result, the Company only has Class A Ordinary Shares issued and outstanding as of the issuance date of this report.

3)    Consideration receivables related to disposal of Taishidian Holding

As disclosed in Note 24(b), the Company disposed Taishidian Holding with cash consideration of  234,500 and a waiver of RMB 143,233 due from with Taishidian Holding. As of December 31, 2013, management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss.

On February 6, 2015 the Company entered into an agreement to transfer the consideration of RMB 234,500 to Suzhou Hezhijia Investment Management Limited with RMB 70,000. Hence, the consideration receivable was fully accrued bad debt provision by RMB 40,000 as of December 31, 2014. The Group has received RMB 40,000 as the first payment out of the total of RMB 70,000 in February 2015 per agreement. According to the agreement, the rest of the RMB 30,000 will be received by end of 2015.

4)     Disposal of Jinghan Group

The Company entered into a disposal agreement with a third party to transfer the ownership of Jinghan Group at a consideration of RMB 1,200,000 in early 2015, out of which the Company committed to provide necessary funding to the third party for capital injections and settlement of liabilities to ensure Jinghan's continuous operation. It is further confirmed that the said obligations to the Company amounted to RMB 700,000. The disposal has been completed by April 8, 2015.

5)    Conversion of convertible loans

On March 5, 2015, CEIHL converted US$6.3 million of the Convertible Loan and became the registered holder of 133,735,632 Class A Ordinary Shares. In total, CEIHL owns 635,244,253 Class A Ordinary Shares, representing 56.05% ownership interest.

On March 5, 2015, Baring converted US$5 million of the Convertible Loan and became the registered holder of 83,584,770 Class A Ordinary Shares. In total, Baring owns 98,413,450 Class A Ordinary Shares, representing 8.68% ownership interest.